UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 3/31/12 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2012

Shares		Value
COMMON STOCKS (93.6%)

	CONSUMER DISCRETIONARY (13.2%)
8,400	AutoZone, Inc. *	$3,123,120
24,000	Bed Bath & Beyond, Inc. *	1,578,480
28,000	BorgWarner, Inc. *	2,361,520
29,000	Brinker International, Inc.	798,950
10,500	Buckle, Inc. (The)	502,950
5,000	Chipotle Mexican Grill, Inc. *	2,090,000
14,000	Coach, Inc.	1,081,920
27,200	Ctrip.com International Ltd. ADR *	588,608
17,000	Darden Restaurants, Inc.	869,720
16,000	Deckers Outdoor Corp. *	1,008,800
34,000	Domino’s Pizza, Inc.	1,234,200
10,000	Fossil, Inc. *	1,319,800
16,000	Genuine Parts Co.	1,004,000
15,200	Gildan Activewear, Inc.	418,760
27,000	HSN, Inc.	1,026,810
27,000	Johnson Controls, Inc.	876,960
17,000	Life Time Fitness, Inc. *	859,690
56,000	LKQ Corp. *	1,745,520
12,000	McDonald’s Corp.	1,177,200
7,000	Monro Muffler Brake, Inc.	290,430
8,000	NIKE, Inc. Class B	867,520
18,000	O’Reilly Automotive, Inc. *	1,644,300
13,000	Penn National Gaming, Inc. *	558,740
5,000	Priceline.com, Inc. *	3,587,500
20,000	PVH Corp.	1,786,600
27,000	Signet Jewelers Ltd.	1,276,560
25,000	Starbucks Corp.	1,397,250
68,600	TJX Companies, Inc. (The)	2,724,106
6,000	Ulta Salon, Cosmetics & Fragrance, Inc.	557,340
10,000	Under Armour, Inc. Class A *	940,000
21,000	Vitamin Shoppe, Inc. *	928,410
26,500	Warnaco Group, Inc. (The) *	1,547,600
6,000	Wynn Resorts Ltd.	749,280
34,000	Yum! Brands, Inc.	2,420,120
		44,942,764

	CONSUMER STAPLES (8.3%)
68,000	BRF - Brasil Foods S.A. ADR	1,360,680
17,000	British American Tobacco PLC ADR	1,720,740
9,800	Brown-Forman Corp. Class B	817,222
11,000	Bunge Ltd.	752,840
48,400	Church & Dwight Co., Inc.	2,380,796
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	1,779,288
130,000	Companhia de Bebidas das Americas ADR	5,371,600
14,000	Costco Wholesale Corp.	1,271,200
14,000	Energizer Holdings, Inc. *	1,038,520
49,875	Flowers Foods, Inc.	1,015,954
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,645,400
26,000	General Mills, Inc.	1,025,700
43,000	Green Mountain Coffee Roasters, Inc. *	2,014,120
32,000	Harris Teeter Supermarkets, Inc.	1,283,200
15,000	Herbalife Ltd.	1,032,300
40,000	Hormel Foods Corp.	1,180,800
10,000	PepsiCo, Inc.	663,500
20,000	Reynolds American, Inc.	828,800
4,000	TreeHouse Foods, Inc. *	238,000

Shares		Value
9,000	Whole Foods Market, Inc.	$748,800
		28,169,460

	ENERGY (4.3%)
8,600	CNOOC Ltd. ADR	1,756,894
13,000	Concho Resources, Inc. *	1,327,040
19,600	Core Laboratories N.V.	2,578,772
12,000	Devon Energy Corp.	853,440
20,000	EQT Corp.	964,200
80,000	FMC Technologies, Inc. *	4,033,600
3,000	Rosetta Resources, Inc. *	146,280
22,000	Tenaris S.A. ADR	841,060
26,000	TransCanada Corp.	1,118,000
18,000	Ultrapar Participacoes S.A. ADR	390,420
13,000	World Fuel Services Corp.	533,000
		14,542,706

	FINANCIALS (10.2%)
19,000	Affiliated Managers Group, Inc. *	2,124,390
20,600	AFLAC, Inc.	947,394
26,000	American Tower Corp. REIT	1,638,520
45,000	Arch Capital Group Ltd. *	1,675,800
9,490	AvalonBay Communities, Inc. REIT	1,341,412
1,600	Banco de Chile ADR	151,888
35,000	Bancolombia S.A. ADR	2,263,100
13,300	Bank of Montreal	790,286
22,100	Bank of Nova Scotia	1,238,484
10,700	BlackRock, Inc.	2,192,430
16,000	BRE Properties, Inc. REIT	808,800
8,200	Canadian Imperial Bank of Commerce	627,218
27,000	Digital Realty Trust, Inc. REIT	1,997,190
19,000	Eaton Vance Corp.	543,020
8,000	Equity Lifestyle Properties, Inc. REIT	557,920
9,400	Essex Property Trust, Inc. REIT	1,424,194
17,000	HCP, Inc. REIT	670,820
75,500	HDFC Bank Ltd. ADR	2,574,550
16,000	ICICI Bank Ltd. ADR	557,920
71,376	Itau Unibanco Holding S.A. ADR	1,369,705
20,000	Leucadia National Corp.	522,000
9,000	M&T Bank Corp.	781,920
2,000	PartnerRe Ltd.	135,780
9,000	Portfolio Recovery Associates, Inc. *	645,480
15,000	ProAssurance Corp.	1,321,650
26,000	Royal Bank of Canada	1,509,300
18,000	Stifel Financial Corp. *	681,120
21,000	T. Rowe Price Group, Inc.	1,371,300
8,000	Taubman Centers, Inc. REIT	583,600
7,400	Toronto-Dominion Bank (The)	628,630
30,000	Wells Fargo & Co.	1,024,200
		34,700,021

	HEALTH CARE (12.8%)
80,000	Alexion Pharmaceuticals, Inc. *	7,428,800
17,200	Allergan, Inc.	1,641,396
16,000	Bayer AG ADR	1,124,640
14,500	Becton, Dickinson & Co.	1,125,925
2,800	Bio-Rad Laboratories, Inc. Class A *	290,332
14,800	Bio-Reference Laboratories, Inc. *	347,948
7,000	C.R. Bard, Inc.	691,040
22,000	Cerner Corp. *	1,675,520
2,000	Computer Programs & Systems, Inc.	113,040

1

Value Line Premier Growth Fund, Inc.

March 31, 2012

Shares		Value
6,000	DaVita, Inc. *	$541,020
4,000	DENTSPLY International, Inc.	160,520
26,000	Edwards Lifesciences Corp. *	1,890,980
19,000	Endo Pharmaceuticals Holdings, Inc. *	735,870
46,000	Express Scripts, Inc. *	2,492,280
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,476,585
38,800	Henry Schein, Inc. *	2,936,384
52,000	HMS Holdings Corp. *	1,622,920
24,000	IDEXX Laboratories, Inc. *	2,098,800
28,000	Impax Laboratories, Inc. *	688,240
7,000	Intuitive Surgical, Inc. *	3,792,250
4,000	MAKO Surgical Corp. *	168,600
9,400	Mettler-Toledo International, Inc. *	1,736,650
3,100	MWI Veterinary Supply, Inc. *	272,800
17,800	Novo Nordisk A/S ADR	2,469,038
28,500	Owens & Minor, Inc.	866,685
28,000	SXC Health Solutions Corp. *	2,098,880
3,700	Techne Corp.	259,370
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,036,380
12,000	Thermo Fisher Scientific, Inc.	676,560
15,000	Universal Health Services, Inc. Class B	628,650
22,000	Volcano Corp. *	623,700
		43,711,803

	INDUSTRIALS (20.4%)
85,000	ABB Ltd. ADR *	1,734,850
24,300	Acuity Brands, Inc.	1,526,769
49,500	AMETEK, Inc.	2,401,245
20,600	AZZ, Inc.	1,063,784
31,000	BE Aerospace, Inc. *	1,440,570
15,000	C.H. Robinson Worldwide, Inc.	982,350
22,900	Canadian National Railway Co.	1,818,947
5,800	Chart Industries, Inc. *	425,314
32,000	Chicago Bridge & Iron Co. N.V.	1,382,080
34,000	CLARCOR, Inc.	1,669,060
7,000	Clean Harbors, Inc. *	471,310
32,000	Danaher Corp.	1,792,000
56,000	Donaldson Co., Inc.	2,000,880
35,200	Eaton Corp.	1,754,016
41,000	EnerSys *	1,420,650
18,000	Esterline Technologies Corp. *	1,286,280
12,000	Fastenal Co.	649,200
7,000	FedEx Corp.	643,720
12,000	Flowserve Corp.	1,386,120
11,000	Fluor Corp.	660,440
6,000	Graco, Inc.	318,360
17,800	HEICO Corp.	918,302
29,850	IDEX Corp.	1,257,580
17,600	IHS, Inc. Class A *	1,648,240
20,000	Iron Mountain, Inc.	576,000
33,000	J.B. Hunt Transport Services, Inc.	1,794,210
21,000	Kansas City Southern *	1,505,490
21,000	Kirby Corp. *	1,381,590
5,000	L-3 Communications Holdings, Inc.	353,850
88,500	Lan Airlines S.A. ADR	2,574,465
26,000	Lincoln Electric Holdings, Inc.	1,178,320
20,000	Norfolk Southern Corp.	1,316,600
12,800	Precision Castparts Corp.	2,213,120
6,000	Regal-Beloit Corp.	393,300
43,500	Republic Services, Inc.	1,329,360

Shares		Value
11,000	Rockwell Collins, Inc.	$633,160
54,000	Rollins, Inc.	1,149,120
34,000	Roper Industries, Inc.	3,371,440
50,700	Rush Enterprises, Inc. Class A *	1,075,854
36,600	Stericycle, Inc. *	3,061,224
2,000	Teledyne Technologies, Inc. *	126,100
33,000	Toro Co. (The)	2,346,630
16,700	Towers Watson & Co. Class A	1,103,369
15,000	TransDigm Group, Inc. *	1,736,400
17,000	Union Pacific Corp.	1,827,160
17,000	United Technologies Corp.	1,409,980
6,700	Valmont Industries, Inc.	786,647
8,000	Verisk Analytics, Inc. Class A *	375,760
7,600	W.W. Grainger, Inc.	1,632,556
16,000	Wabtec Corp.	1,205,920
47,200	Waste Connections, Inc.	1,535,416
24,000	Woodward Inc.	1,027,920
		69,673,028

	INFORMATION TECHNOLOGY (12.8%)
23,000	Accenture PLC Class A	1,483,500
16,000	Alliance Data Systems Corp. *	2,015,360
30,800	Amphenol Corp. Class A	1,840,916
18,700	Anixter International, Inc. *	1,356,311
60,000	ANSYS, Inc. *	3,901,200
40,000	Ariba, Inc. *	1,308,400
14,000	Avago Technologies Ltd.	545,580
21,000	Canon, Inc. ADR	1,000,860
26,000	Check Point Software Technologies Ltd. *	1,659,840
42,000	Cognizant Technology Solutions Corp. Class A *	3,231,900
3,000	CommVault Systems, Inc. *	148,920
16,000	Equinix, Inc. *	2,519,200
40,000	Informatica Corp. *	2,116,000
11,800	MasterCard, Inc. Class A	4,962,372
37,200	MICROS Systems, Inc. *	2,056,788
12,000	Netgear, Inc. *	458,400
38,000	Rackspace Hosting, Inc. *	2,196,020
27,000	Salesforce.com, Inc. *	4,171,770
15,000	Solera Holdings, Inc.	688,350
12,000	Taleo Corp. Class A *	551,160
7,000	TIBCO Software, Inc. *	213,500
28,000	Trimble Navigation Ltd. *	1,523,760
16,000	VeriFone Systems, Inc. *	829,920
13,000	VMware, Inc. Class A *	1,460,810
19,300	Wright Express Corp. *	1,249,289
		43,490,126

	MATERIALS (7.5%)
16,000	Agrium, Inc.	1,381,920
15,000	Air Products & Chemicals, Inc.	1,377,000
25,000	Albemarle Corp.	1,598,000
30,700	AptarGroup, Inc.	1,681,439
20,000	Ball Corp.	857,600
14,000	BASF SE ADR	1,225,420
11,000	Celanese Corp. Series A	507,980
4,000	CF Industries Holdings, Inc.	730,600
18,000	Crown Holdings, Inc. *	662,940
20,000	Cytec Industries, Inc.	1,215,800
8,000	FMC Corp.	846,880
10,500	Greif, Inc. Class A	587,160

2

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
3,000	LSB Industries, Inc. *	$116,760
9,000	NewMarket Corp.	1,686,600
30,000	Praxair, Inc.	3,439,200
24,000	Rockwood Holdings, Inc. *	1,251,600
20,200	Scotts Miracle-Gro Co. (The) Class A	1,094,032
8,000	Sherwin-Williams Co. (The)	869,360
30,000	Sigma-Aldrich Corp.	2,191,800
12,800	Syngenta AG ADR *	881,024
32,000	Valspar Corp. (The)	1,545,280
		25,748,395

	TELECOMMUNICATION SERVICES (1.6%)
4,000	AboveNet, Inc. *	331,200
40,000	Crown Castle International Corp. *	2,133,600
4,000	Millicom International Cellular S.A.	452,000
10,000	Rogers Communications, Inc. Class B	397,000
43,000	SBA Communications Corp. Class A *	2,184,830
		5,498,630

	UTILITIES (2.5%)
18,000	AGL Resources, Inc.	705,960
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,114,712
25,000	CPFL Energia S.A. ADR	756,250
20,000	ITC Holdings Corp.	1,538,800
17,400	NSTAR	846,162
16,000	ONEOK, Inc.	1,306,560
20,000	Questar Corp.	385,200
26,800	Wisconsin Energy Corp.	942,824
		8,596,468

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (93.6%)
	(Cost $167,936,506)	319,073,401

Principal Amount		Value
SHORT-TERM INVESTMENTS (6.7%)

	REPURCHASE AGREEMENTS (6.7%)
$23,000,000	With Morgan Stanley, 0.08%, dated 03/30/12, due 04/02/12, delivery value $23,000,153 (collateralized by $21,640,000 U.S. Treasury Notes 2.7500% due 02/15/19, with a value of $23,397,321)	23,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,000,000) (6.7%)	23,000,000
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.3%)		(989,894)
NET ASSETS (1) (100%)		$341,083,507
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($341,083,507 ÷ 11,369,963 shares outstanding)		$30.00

*	Non-income producing.
(1)
For federal income tax purposes, the aggregate cost was $190,936,506, aggregate gross unrealized appreciation was $152,456,877, aggregate gross unrealized depreciation was $1,319,982 and the net unrealized appreciation was $151,136,895.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$319,073,401	$0	$0	$319,073,401
Short-Term Investments	0	23,000,000	0	23,000,000

Total Investments in Securities	$319,073,401	$23,000,000	$0	$342,073,401

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the  registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2012